Estimated Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) (Oce N V, JPY ¥) In Millions, unless otherwise specified	Mar. 09, 2010
Oce N V
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Current assets	¥ 122,248
Property, plant and equipment	51,156
Intangible assets	56,297
Goodwill	77,253
Other noncurrent assets	42,658
Non-current assets	227,364
Total acquired assets	349,612
Total assumed liabilities	247,458
Net assets acquired	¥ 102,154